Common stock	12 Months Ended
Mar. 31, 2019
Common stock

15. Common stock

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(shares)
Balance at beginning of fiscal year	25,030,525,657	25,386,307,945	25,389,644,945
Issuance of new shares of common stock due to conversion of class XI preferred stock	349,677,288	—	—
Issuance of new shares of common stock due to exercise of stock acquisition rights	6,105,000	3,337,000	2,854,000

Balance at end of fiscal year	25,386,307,945	25,389,644,945	25,392,498,945